DEFERRED EXPENSES - RIGHT OF USE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of deferred expenses - right of use [Abstract]
Schedule of Deferred Expenses - Right of Use
New Israeli Shekels in millions
Cost
Balance at January 1, 2016	436
Additional payments in 2016	80
Balance at December 31, 2016	516
Additional payments in 2017	113
Balance at December 31, 2017	629
Additional payments in 2018	107
Balance at December 31, 2018	736

Accumulated amortization and impairment
Balance at January 1, 2016	383
Amortization in 2016	30
Balance at December 31, 2016	413
Amortization in 2017	40
Balance at December 31, 2017	453
Amortization in 2018	47
Balance at December 31, 2018	500

Carrying amount, net at December 31, 2016	103

Carrying amount, net at December 31, 2017	176
Current	43
Non-current	133

Carrying amount, net at December 31, 2018	236
Current	51
Non-current	185